PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
Schedule of carrying value of assets pledged
At December 31, 2014 and 2013, the approximate carrying values of the significant components of pledged assets recognized on the Company’s Consolidated Balance Sheet included:

In millions of dollars	2014	2013
Investment securities	$173,015	$183,071
Loans	214,530	228,513
Trading account assets	111,832	118,832
Total	$499,377	$530,416

Schedule of future minimum rental payments for operating leases	Future minimum annual rentals under noncancelable leases, net of sublease income, are as follows:

In millions of dollars
2015	$1,415
2016	1,192
2017	964
2018	771
2019	679
Thereafter	4,994
Total	$10,015

Schedule of guarantor obligations
The following tables present information about Citi’s guarantees at December 31, 2014 and December 31, 2013:

	Maximum potential amount of future payments
In billions of dollars at December 31, 2014 except carrying value in millions	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$25.4	$73.0	$98.4	$242
Performance guarantees	7.1	4.8	11.9	29
Derivative instruments considered to be guarantees	12.5	79.2	91.7	2,806
Loans sold with recourse	—	0.2	0.2	15
Securities lending indemnifications(1)	127.5	—	127.5	—
Credit card merchant processing(1)	86.0	—	86.0	—
Custody indemnifications and other	—	48.9	48.9	54
Total	$258.5	$206.1	$464.6	$3,146

	Maximum potential amount of future payments
In billions of dollars at December 31, 2013 except carrying value in millions	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$28.8	$71.4	$100.2	$429
Performance guarantees	7.6	4.9	12.5	42
Derivative instruments considered to be guarantees	6.0	61.6	67.6	797
Loans sold with recourse	—	0.3	0.3	22
Securities lending indemnifications(1)	79.2	—	79.2	—
Credit card merchant processing(1)	85.9	—	85.9	—
Custody indemnifications and other	—	36.3	36.3	53
Total	$207.5	$174.5	$382.0	$1,343

(1)
The carrying values of securities lending indemnifications and credit card merchant processing were not material for either period presented, as the probability of potential liabilities arising from these guarantees is minimal.

Schedule of guarantor obligations by credit ratings
Presented in the tables below are the maximum potential amounts of future payments that are classified based upon internal and external credit ratings as of December 31, 2014 and December 31, 2013. As previously mentioned, the determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. As such, Citi believes such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

	Maximum potential amount of future payments
In billions of dollars at December 31, 2014	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$73.0	$15.9	$9.5	$98.4
Performance guarantees	7.3	3.9	0.7	11.9
Derivative instruments deemed to be guarantees	—	—	91.7	91.7
Loans sold with recourse	—	—	0.2	0.2
Securities lending indemnifications	—	—	127.5	127.5
Credit card merchant processing	—	—	86.0	86.0
Custody indemnifications and other	48.8	0.1	—	48.9
Total	$129.1	$19.9	$315.6	$464.6

	Maximum potential amount of future payments
In billions of dollars at December 31, 2013	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$76.2	$14.8	$9.2	$100.2
Performance guarantees	7.4	3.6	1.5	12.5
Derivative instruments deemed to be guarantees	—	—	67.6	67.6
Loans sold with recourse	—	—	0.3	0.3
Securities lending indemnifications	—	—	79.2	79.2
Credit card merchant processing	—	—	85.9	85.9
Custody indemnifications and other	36.2	0.1	—	36.3
Total	$119.8	$18.5	$243.7	$382.0

Schedule of Credit Commitments
The table below summarizes Citigroup’s credit commitments as of December 31, 2014 and December 31, 2013:

In millions of dollars	U.S.	Outside of U.S.	December 31, 2014	December 31, 2013
Commercial and similar letters of credit	$1,369	$5,265	$6,634	$7,341
One- to four-family residential mortgages	3,243	2,431	5,674	4,946
Revolving open-end loans secured by one- to four-family residential properties	13,535	2,563	16,098	16,781
Commercial real estate, construction and land development	8,045	1,197	9,242	8,003
Credit card lines	492,391	119,658	612,049	641,111
Commercial and other consumer loan commitments	154,923	88,757	243,680	225,447
Other commitments and contingencies	1,584	4,091	5,675	7,863
Total	$675,090	$223,962	$899,052	$911,492